Offerings - Offering: 1	Aug. 16, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2034
Maximum Aggregate Offering Price	$ 397,572,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 58,681.63
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.